Initial Public Offering (Details) - Environmental Impact Acquisition Corp - $ / shares		1 Months Ended	6 Months Ended	9 Months Ended
	Jan. 19, 2021	Jan. 19, 2021	Dec. 31, 2020	Sep. 30, 2021
Initial Public Offering [Member]
Initial Public Offering (Details) [Line Items]
Number of unit sold	20,700,000	20,700,000	20,700,000
Initial public offering units, description			Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).	Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant (“Public Warrant”).Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 9).
Over-Allotment Option [Member] | Underwriter [Member]
Initial Public Offering (Details) [Line Items]
Number of unit sold	2,700,000	2,700,000	2,700,000
Stock price	$ 10.00	$ 10.00	$ 10.00
Class A Common Stock
Initial Public Offering (Details) [Line Items]
Stock price	$ 11.50	$ 11.50	$ 11.50